Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
31.	Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other

Million US dollar	2019	2018 restated
Collateral given for own liabilities	372	404
Contractual commitments to purchase property, plant and equipment	457	416
Contractual commitments to acquire loans to customers	151	171
Other commitments	1 911	1 973
The collateral given for own liabilities of 372m US dollar at 31 December 2019 contains 219m US dollar cash guarantees. Such cash deposits are a customary feature associated with litigations in Brazil: in accordance with Brazilian laws and regulations a company may or must (depending on the circumstances) place a deposit with a bank designated by the court or provide other security such as collateral on property, plant and equipment. With regard to judicial cases, AB InBev has made the appropriate provisions in accordance with IAS 37
Provisions, Contingent Liabilities and Contingent Assets
– see also Note 27
Provisions
. In the company’s balance sheet the cash guarantees are presented as part of other receivables – see Note 20
Trade and other receivables
. The remaining part of collateral given for own liabilities (153m US dollar) contains collateral on AB InBev’s property in favor of the excise tax authorities, the amount of which is determined by the level of the monthly excise taxes due, inventory levels and transportation risk, and collateral on its property, plant and equipment with regard to outstanding loans. To the extent that AB InBev would not respect its obligations under the related outstanding contracts or would lose the pending judicial cases, the collateralized assets would be used to settle AB InBev’s obligation
s
.
AB InBev has entered into commitments to purchase property, plant and equipment for an amount of 457m US dollar at 31 December 2019.
In a limited number of countries AB InBev has committed itself to acquire loans to customers from banks at their notional amount if the customers do not respect their reimbursement commitments towards the banks. The total outstanding amount of such loans is 151m US dollar at 31 December 2019.
As at 31 December 2019, the following M&A related commitments existed:

•
As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A.(“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a put and call option is in place which may result in Ambev acquiring additional shares in CND. In January 2018 Ambev increased its participation in CND from 55% to 85%. As of 31 December 2019, the put option for the remaining shares held by ELJ was valued 732 million US dollar (2018: 632 million US dollar). The corresponding liability is presented as a current liability and recognized as a deferred consideration on acquisitions at fair value in “level 3” category above. See also note 29
Risks arising from financial instruments
.

•
Upon the combination with SAB, AB InBev maintained South African Breweries’ Zenzele share-scheme which supports broad-based black economic empowerment
(B-BBEE)
and provides opportunities for black South Africans (including employees and SAB retailers) to participate as shareholders. The Zenzele share-scheme originally implemented by SAB in 2010, was amended at the time of the SAB combination and will expire in April 2020. The obligations that arise under the Zenzele share-scheme upon its expiration will be settled using AB InBev Treasury shares. The obligation is estimated to be approximately 9.8 billion ZAR (0.7 billion USD
1
). The number of AB InBev shares required to settle the obligation will depend on the AB InBev share price and ZAR to Euro exchange rate at the time of the settlement. The settlement would be equivalent to 8.5 million AB InBev shares assuming AB InBev share price and the ZAR Euro exchange rate as at 31 December 2019
2
.

•
As part of the SAB transaction, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity in 2020 of SAB’s current Zenzele Scheme. In order to create the new
B-BBEE
scheme the following steps will be undertaken:

•	The new scheme will be implemented through the listing of a NewCo (which will be called Zenzele Kabili) on the Johannesburg Stock Exchange B-BBEE Exchange;

•	The NewCo will hold unencumbered AB InBev shares;

•	Existing Zenzele participants (employees, retailers and the SAB Foundation) will be given an option to reinvest a portion of their Zenzele payout into the Newco;

•	A new Employee Share Plan, funded by AB In Bev , will subscribe for NewCo shares.

•
The new scheme is estimated to require 4.4 billion ZAR (0.3 billion USD
1
) in facilitation and notional vendor funding. The settlement would be equivalent to 3.8 million AB InBev shares assuming AB InBev share price and the ZAR Euro exchange rate as at 31 December 2019
2
and it will be funded
with
AB InBev Treasury share
s
. This scheme arrangement meets the criteria under IFRS 2 to be classified as equity settled.

Other commitments amount to 1 911m US dollar at 31 December 2019 and mainly cover guarantees given to pension funds, rental and other guarantees.
In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements for up to 30 million of its own ordinary shares. AB InBev shall pay any dividend equivalent, after tax in respect of the loaned securities. This payment will be reported through equity as dividend. As of 31 December 2019, 28.9 million loaned securities were used to fulfil stock option plan commitments.

1	Converted at the December 2019 closing rate .
2	Assuming the December 2019 closing share price of 72.71 euro per share and 31 December 2019 ZAR per Euro exchange rate of 15.777300.